Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	70,891,916	65,876,507
Ordinary shares outstanding	70,891,916	65,876,507
Preference shares par value	$ 0.01	$ 0.01
Preference shares authorized	20,000,000	20,000,000